INCOME (LOSS) PER SHARE / EARNINGS PER SHARE (Details 2) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2021	May 31, 2020	May 31, 2021	May 31, 2020	Nov. 30, 2020	Nov. 30, 2019
Earnings Per Share [Abstract]
Weight-average common shares outstanding- basic	17,800,749	12,068,759	16,359,496	11,271,719
Assumed conversion of:
Dilutive Stock Options	597,214		600,918
Dilutive Warrants	304,883		399,332
Dilutive RSUs	286,385		244,385
Weighted-average common share outstanding- diluted	18,989,231	12,068,759	17,604,131	11,271,719	126,787,466	103,543,833